ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Disclosure of changes in accounting estimates [abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES
The Company’s interim financial statements has been prepared in accordance with accounting policies presented in detail in the financial statements for the year ended December 31, 2025 disclosed on March 27, 2026 and, therefore, should be read together.
4.1New and revised relevant accounting standards and interpretations
The following accounting standards will become effective as of January 1, 2027:

Standard	Description

IFRS 9	Review of the rules for classifying and measuring financial assets with variable and non‑linear cash flows.
IFRS 18	Replaces CPC 26 (R1) (IAS 1) and introduces changes in the presentation and disclosure of the Financial Statements.
IFRS 19	Disclosure of subsidiaries without public accountability.
IAS 7 and IFRS 7	Increase transparency regarding liquidity risk and the maturities of financial instruments, loans and financing.